Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 7—Stockholders’ Equity
Preferred Stock
 - The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
 - The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2021, there were 34,500,000 shares of Class A common stock issued and outstanding, all of which are subject to possible redemption and have been classified as temporary equity (see Note 6). As of December 31, 2020, there were no shares of Class A common stock issued or outstanding.

Class
 B Common Stock
 - The Company is authorized to issue 50,000,000 shares of Class B common stock with a par value of $0.0001 per share. On December 31, 2020, the Company issued 7,187,500 shares of Class B common stock to the Sponsor for an aggregate price of $25,000. On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. The share capitalization was recognized on a retrospective basis. Up to an aggregate of 1,125,000 shares of Class B common stock were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On February 12, 2021, the underwriter fully exercised its option to purchase additional; thus, these 1,125,000 shares of Class B common stock were no longer subject to forfeiture.

In January 2021, our Sponsor transferred 30,000
shares of our Class B common stock to each of our independent directors, which are subject to vesting upon closing an initial Business Combination. Compensation expense related to the Class B common stock transferred to each independent director is recognized only when the performance condition is probable of occurrence, which in this circumstance is upon closing of the Business Combination. Stock-based compensation will be recognized in an amount equal to the number of Class B common stock that ultimately vest multiplied times the grant date fair value per share. As of December 31, 2021, no stock-based compensation expense has been recognized.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders and vote together as a single class, except as required by law; provided, that, prior to the Company’s initial Business Combination, holders of the Class B common stock will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of the Class A common stock will not be entitled to vote on the appointment of directors during such time.
The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which the shares of Class B common stock will convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the issued and outstanding shares of the Class B common stock agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of all shares of common stock issued and outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination.